Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000099278 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.79%		7.08%		5.59%
C000099279 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.99%		7.30%		5.80%
C000189665 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%		7.47%	6.58%
C000099280 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.30%)		5.57%		4.70%
C000099281 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%		6.03%		4.53%
C000099282 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.28%		6.55%		5.06%
C000189666 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.99%		7.30%	6.41%
C000131610 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%		7.47%		5.96%
C000236116 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.93%	2.74%
C000015882 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.94%)		7.36%		5.17%
C000015884 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.74%)		7.57%		5.38%
C000189663 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.62%)		7.74%	5.30%
C000015883 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.76%)		5.83%		4.28%
C000050996 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.94%)		6.29%		4.12%
C000050997 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.44%)		6.82%		4.64%
C000189664 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.77%)		7.57%	5.15%
C000131605 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.62%)		7.74%		5.54%
Without Sales Load [Member] | C000099280 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.54%		6.83%		5.33%
Without Sales Load [Member] | C000015883 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.20%)		7.09%		4.90%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%		14.61%		11.31%
MSCI ACWI (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%		14.61%	11.84%
MSCI ACWI (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	12.74%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%		16.74%		14.08%
Russell 3000 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%		16.74%	14.50%
S&P Developed REIT [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.58%		6.83%		3.73%
S&P Developed REIT (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.58%		6.83%	3.42%
S&P Developed REIT (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.58%	0.16%
FTSE NAREIT All Equity REITs [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.61%)		7.22%		5.88%
FTSE NAREIT All Equity REITs (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.61%)		7.22%	5.23%